Financial risk management - Changes in carrying values of financial instruments classified as Level 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through profit or loss
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	₩ 17,327,888	₩ 15,047,137
Recognized in profit (loss) for the year	355,895	69,334
Recognized in other comprehensive income (loss) for the year	3,287	(532)
Recognized Changes In Carrying Value Of Financial Instruments	359,182	68,802
Purchase	7,120,860	5,987,732
Settlement	(5,798,938)	(4,071,062)
Transfer to level3	17,407	299,148
Transfer from level3	(394,072)	(3,869)
Ending balance	18,632,327	17,327,888
Securities at fair value through other comprehensive profit or loss
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	949,183	981,329
Recognized in other comprehensive income (loss) for the year	(77,241)	12,747
Recognized Changes In Carrying Value Of Financial Instruments	(77,241)	12,747
Purchase	55,431	55,078
Settlement	(5,153)	(100,000)
Transfer to level3		29
Transfer from level3	(29)
Ending balance	922,191	949,183
Financial liabilities designated at fair value through profit or loss
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	(6,725,252)	(7,930,909)
Recognized in profit (loss) for the year	(74,680)	(244,146)
Recognized in other comprehensive income (loss) for the year	(8,614)	(1,907)
Recognized Changes In Carrying Value Of Financial Instruments	(83,294)	(246,053)
Issue	(7,993,276)	(6,343,080)
Settlement	7,662,565	7,794,790
Ending balance	(7,139,257)	(6,725,252)
Derivative assets and liabilities, net - Held for trading
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	(151,374)	61,622
Recognized in profit (loss) for the year	(243,855)	(15,540)
Recognized Changes In Carrying Value Of Financial Instruments	(243,855)	(15,540)
Purchase	1,307,186	36,786
Settlement	(733,566)	(234,242)
Transfer to level3	3,931
Ending balance	182,322	(151,374)
Derivative assets and liabilities, net - Held for hedging
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	(224,195)	(343,759)
Recognized in profit (loss) for the year	16,498	119,564
Recognized Changes In Carrying Value Of Financial Instruments	16,498	119,564
Ending balance	₩ (207,697)	₩ (224,195)